SCHEDULE OF RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares shares in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beinning shares	41,967,152	9,687,500
Granted shares	10,000,000
Vested	(3,782,699)	(1,562,500)
Forfeited or expired, shares
Ending shares	48,184,453	8,125,000
eighted average grant date fair value of restricted stock awards granted during the period	$ 0.029